Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.8%
35,898	Schwab U.S. TIPS ETF	$ 2,064,494	2.0
24,252	Vanguard Global ex-U.S. Real Estate ETF	1,040,653	1.0
14,902	Vanguard Real Estate ETF	1,040,905	1.0
33,260	Vanguard Russell 1000 Growth ETF	5,144,657	4.9
57,615	Vanguard Value ETF	5,131,192	4.9

	Total Exchange-Traded Funds
	(Cost $16,236,697)	14,421,901	13.8

MUTUAL FUNDS: 85.8%
	Affiliated Investment Companies: 85.8%
403,600	Voya Floating Rate Fund - Class I	3,228,800	3.1
729,181	Voya High Yield Bond Fund - Class R6	5,118,853	4.9
135,978	Voya Index Plus LargeCap Portfolio - Class I	3,070,384	2.9
1,284,476	Voya Intermediate Bond Fund - Class R6	12,986,055	12.4
462,762	Voya Large Cap Value Portfolio - Class I	4,137,091	4.0
161,814	Voya Large-Cap Growth Fund - Class R6	6,689,391	6.4
451,686	Voya Limited Maturity Bond Portfolio - Class I	4,512,345	4.3
177,245	Voya MidCap Opportunities Portfolio - Class I	2,043,633	2.0
424,845	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,023,278	3.8
431,777	Voya Multi-Manager International Equity Fund - Class I	3,821,226	3.7
518,271	Voya Multi-Manager International Factors Fund - Class I	3,845,568	3.7
309,238	Voya Multi-Manager Mid Cap Value Fund - Class I	2,025,511	1.9
220,870	Voya Small Company Portfolio - Class I	2,555,464	2.4
478,387	Voya Strategic Income Opportunities Fund - Class R6	4,367,672	4.2
378,401	Voya U.S. Bond Index Portfolio - Class I	4,234,305	4.0
790,712	Voya U.S. High Dividend Low Volatility Fund - Class R6	7,717,352	7.4
1,126,732	Voya U.S. Stock Index Portfolio - Class I	15,379,897	14.7

	Total Mutual Funds
	(Cost $96,163,633)	89,756,825	85.8

	Total Investments in Securities (Cost $112,400,330)	$ 104,178,726	99.6
	Assets in Excess of Other Liabilities	375,894	0.4
	Net Assets	$ 104,554,620	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 14,421,901	$ –	$ –	$ 14,421,901
Mutual Funds	89,756,825	–	–	89,756,825
Total Investments, at fair value	$ 104,178,726	$ –	$ –	$ 104,178,726
Other Financial Instruments+
Futures	439,568	–	–	439,568
Total Assets	$ 104,618,294	$ –	$ –	$ 104,618,294
Liabilities Table
Other Financial Instruments+
Futures	$ (254,557)	$ –	$ –	$ (254,557)
Total Liabilities	$ (254,557)	$ –	$ –	$ (254,557)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,838,365	$245,186	$(297,011)	$(557,740)	$3,228,800	$43,093	$(17,477)	$-
Voya High Yield Bond Fund - Class R6	5,130,012	931,132	(369,519)	(572,772)	5,118,853	73,026	(9,249)	-
Voya Index Plus LargeCap Portfolio - Class I	3,865,795	187,926	(148,061)	(835,276)	3,070,384	-	374	-
Voya Intermediate Bond Fund - Class R6	15,045,296	651,790	(2,353,675)	(357,356)	12,986,055	135,733	44,890	-
Voya Large Cap Value Portfolio - Class I	5,133,127	836,206	(476,334)	(1,355,908)	4,137,091	-	(31,029)	-
Voya Large-Cap Growth Fund - Class R6	8,380,601	232,201	(823,385)	(1,100,026)	6,689,391	-	(53,739)	-
Voya Limited Maturity Bond Portfolio - Class I	6,288,484	102,452	(1,805,787)	(72,804)	4,512,345	33,491	(6,118)	-
Voya MidCap Opportunities Portfolio - Class I	2,542,701	45,277	(120,793)	(423,552)	2,043,633	-	(1,321)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,270,809	352,137	(225,678)	(1,373,990)	4,023,278	-	(27,764)	-
Voya Multi-Manager International Equity Fund - Class I	4,875,144	425,078	(236,949)	(1,242,047)	3,821,226	-	(24,224)	-
Voya Multi-Manager International Factors Fund - Class I	4,823,579	383,122	(244,601)	(1,116,532)	3,845,568	-	(31,877)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,556,480	443,887	(127,294)	(847,562)	2,025,511	-	(28,337)	-
Voya Small Company Portfolio - Class I	3,210,189	540,785	(150,716)	(1,044,794)	2,555,464	-	(13,052)	-
Voya Strategic Income Opportunities Fund - Class R6	5,061,594	227,904	(379,474)	(542,352)	4,367,672	46,936	(2,448)	-
Voya U.S. Bond Index Portfolio - Class I	5,015,723	88,254	(951,461)	81,789	4,234,305	32,494	49,064	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	9,607,141	698,616	(446,888)	(2,141,517)	7,717,352	-	(26,322)	-
Voya U.S. Stock Index Portfolio - Class I	19,421,396	612,584	(920,891)	(3,733,192)	15,379,897	-	(71,945)	-
	$110,066,436	$7,004,537	$(10,078,517)	$(17,235,631)	$89,756,825	$364,773	$(250,574)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	18	06/19/20	$1,032,840	$130,884
Mini MSCI EAFE Index	13	06/19/20	1,013,545	131,092
U.S. Treasury Ultra Long Bond	9	06/19/20	1,996,875	177,592
			$4,043,260	$439,568
Short Contracts:
S&P 500® E-Mini	(8)	06/19/20	(1,027,880)	(138,819)
U.S. Treasury 10-Year Note	(23)	06/19/20	(3,189,813)	(115,738)
			$(4,217,693)	$(254,557)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $114,080,735.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,310,240
Gross Unrealized Depreciation	(12,027,238)
Net Unrealized Depreciation	$(9,716,998)